Results of Operations - Summary of Other Income and Expenses (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Remeasurement of contingent consideration	€ 2,445
Clinical Development milestone payment	105
Remeasurement of RCA's	105	€ 13
Fair value adjustment on securities	0
Others	0	36
Total Other Expenses	2,656	49
Grant income (RCA's)	615	517
Grant income (Other)	1,023
Remeasurement of RCA's	0
Fair value adjustment on securities		182
Remeasurement of contingent consideration		407
R&D tax credit	371	205
Others	16
Total Other Income	€ 2,026	€ 1,311